Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PACIFIC LIFE FUNDS
Prospectus Date	rr_ProspectusDate	Mar. 22, 2013
Supplement [Text Block]	plf10_SupplementTextBlock

SUPPLEMENT DATED MARCH 22, 2013

TO THE PROSPECTUS FOR PACIFIC LIFE FUNDS

CLASS A, B, C, I, R AND ADVISOR CLASS SHARES DATED DECEMBER 19, 2012

FOR THE ADVISOR CLASS SHARES AND

JULY 1, 2012 FOR ALL OTHER SHARE CLASSES

This supplement revises the Pacific Life Funds Class A, B, C, I, R and Advisor Shares prospectus dated December 19, 2012 for Advisor Class shares and dated July 1, 2012 for all other share classes as supplemented December 19, 2012 (Prospectus), and must be preceded or accompanied by the Prospectus. The changes within this supplement are currently in effect. Remember to review the Prospectus for other important information.

PL Portfolio Optimization Conservative Fund, PL Portfolio Optimization Moderate-Conservative Fund, PL Portfolio Optimization Moderate Fund, PL Portfolio Optimization Moderate-Aggressive Fund and PL Portfolio Optimization Aggressive Fund (each a “PL Portfolio Optimization Fund”):

For each PL Portfolio Optimization Fund, the Advisor Class shares column in the Annual fund operating expenses table and expense Examples (“Fee Tables”) are replaced with the information below. No other information in the Fee Tables changed, including related footnotes.

PL Portfolio Optimization Conservative Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Advisor
Management Fee	0.20%
Distribution (12b-1) and/or Service Fees	None
Other Expenses	0.28%
Acquired Funds Fees and Expenses	0.70%
Total Annual Fund Operating Expenses	1.18%
Expense Reimbursement	(0.08%)
Total Annual Fund Operating Expenses after Expense Reimbursement	1.10%

Your expenses (in dollars) if you SELL your shares at the end of each period
Advisor
1 year	$112
3 years	$350
5 years	$625
10 years	$1,409

Your expenses (in dollars) if you DON’T SELL your shares at the end of each period
Advisor
1 year	$112
3 years	$350
5 years	$625
10 years	$1,409

PL Portfolio Optimization Moderate-Conservative Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Advisor
Management Fee	0.20%
Distribution (12b-1) and/or Service Fees	None
Other Expenses	0.28%
Acquired Funds Fees and Expenses	0.75%
Total Annual Fund Operating Expenses	1.23%
Expense Reimbursement	(0.08%)
Total Annual Fund Operating Expenses after Expense Reimbursement	1.15%

Your expenses (in dollars) if you SELL your shares at the end of each period
Advisor
1 year	$117
3 years	$365
5 years	$651
10 years	$1,466

Your expenses (in dollars) if you DON’T SELL your shares at the end of each period
Advisor
1 year	$117
3 years	$365
5 years	$651
10 years	$1,466

PL Portfolio Optimization Moderate Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Advisor
Management Fee	0.20%
Distribution (12b-1) and/or Service Fees	None
Other Expenses	0.27%
Acquired Funds Fees and Expenses	0.80%
Total Annual Fund Operating Expenses	1.27%
Expense Reimbursement	(0.07%)
Total Annual Fund Operating Expenses after Expense Reimbursement	1.20%

Your expenses (in dollars) if you SELL your shares at the end of each period
Advisor
1 year	$122
3 years	$381
5 years	$676
10 years	$1,514

Your expenses (in dollars) if you DON’T SELL your shares at the end of each period
Advisor
1 year	$122
3 years	$381
5 years	$676
10 years	$1,514

PL Portfolio Optimization Moderate-Aggressive Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Advisor
Management fee	0.20%
Distribution (12b-1) and/or Service Fees	None
Other Expenses	0.27%
Acquired Funds Fees and Expenses	0.84%
Total Annual Fund Operating Expenses	1.31%
Expense Reimbursement	(0.07%)
Total Annual Fund Operating Expenses after Expense Reimbursement	1.24%

Your expenses (in dollars) if you SELL your shares at the end of each period
Advisor
1 year	$126
3 years	$393
5 years	$697
10 years	$1,560

Your expenses (in dollars) if you DON’T SELL your shares at the end of each period
Advisor
1 year	$126
3 years	$393
5 years	$697
10 years	$1,560

PL Portfolio Optimization Aggressive Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Advisor
Management fee	0.20%
Distribution (12b-1) and/or Service Fees	None
Other Expenses	0.29%
Acquired Fund Fees and Expenses	0.87%
Total Annual Fund Operating Expenses	1.36%
Expense Reimbursement	(0.09%)
Total Annual Fund Operating Expenses after Expense Reimbursement	1.27%

Your expenses (in dollars) if you SELL your shares at the end of each period
Advisor
1 year	$129
3 years	$403
5 years	$717
10 years	$1,610

Your expenses (in dollars) if you DON’T SELL your shares at the end of each period
Advisor
1 year	$129
3 years	$403
5 years	$717
10 years	$1,610

PL Portfolio Optimization Conservative Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	plf10_SupplementTextBlock

SUPPLEMENT DATED MARCH 22, 2013

TO THE PROSPECTUS FOR PACIFIC LIFE FUNDS

CLASS A, B, C, I, R AND ADVISOR CLASS SHARES DATED DECEMBER 19, 2012

FOR THE ADVISOR CLASS SHARES AND

JULY 1, 2012 FOR ALL OTHER SHARE CLASSES

This supplement revises the Pacific Life Funds Class A, B, C, I, R and Advisor Shares prospectus dated December 19, 2012 for Advisor Class shares and dated July 1, 2012 for all other share classes as supplemented December 19, 2012 (Prospectus), and must be preceded or accompanied by the Prospectus. The changes within this supplement are currently in effect. Remember to review the Prospectus for other important information.

PL Portfolio Optimization Conservative Fund, PL Portfolio Optimization Moderate-Conservative Fund, PL Portfolio Optimization Moderate Fund, PL Portfolio Optimization Moderate-Aggressive Fund and PL Portfolio Optimization Aggressive Fund (each a “PL Portfolio Optimization Fund”):

For each PL Portfolio Optimization Fund, the Advisor Class shares column in the Annual fund operating expenses table and expense Examples (“Fee Tables”) are replaced with the information below. No other information in the Fee Tables changed, including related footnotes.

PL Portfolio Optimization Conservative Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Advisor
Management Fee	0.20%
Distribution (12b-1) and/or Service Fees	None
Other Expenses	0.28%
Acquired Funds Fees and Expenses	0.70%
Total Annual Fund Operating Expenses	1.18%
Expense Reimbursement	(0.08%)
Total Annual Fund Operating Expenses after Expense Reimbursement	1.10%

Your expenses (in dollars) if you SELL your shares at the end of each period
Advisor
1 year	$112
3 years	$350
5 years	$625
10 years	$1,409

Your expenses (in dollars) if you DON’T SELL your shares at the end of each period
Advisor
1 year	$112
3 years	$350
5 years	$625
10 years	$1,409

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Your expenses (in dollars) if you SELL your shares at the end of each period
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Your expenses (in dollars) if you DON’T SELL your shares at the end of each period
PL Portfolio Optimization Conservative Fund | Class Advisor
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.20%
Distribution (12b-1) and/or Service Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.28%
Acquired Funds Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.70%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.18%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)
Total Annual Fund Operating Expenses after Expense Reimbursement	rr_NetExpensesOverAssets	1.10%
1 year	rr_ExpenseExampleYear01	112
3 years	rr_ExpenseExampleYear03	350
5 years	rr_ExpenseExampleYear05	625
10 years	rr_ExpenseExampleYear10	1,409
1 year	rr_ExpenseExampleNoRedemptionYear01	112
3 years	rr_ExpenseExampleNoRedemptionYear03	350
5 years	rr_ExpenseExampleNoRedemptionYear05	625
10 years	rr_ExpenseExampleNoRedemptionYear10	1,409
PL Portfolio Optimization Moderate-Conservative Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	plf10_SupplementTextBlock

SUPPLEMENT DATED MARCH 22, 2013

TO THE PROSPECTUS FOR PACIFIC LIFE FUNDS

CLASS A, B, C, I, R AND ADVISOR CLASS SHARES DATED DECEMBER 19, 2012

FOR THE ADVISOR CLASS SHARES AND

JULY 1, 2012 FOR ALL OTHER SHARE CLASSES

This supplement revises the Pacific Life Funds Class A, B, C, I, R and Advisor Shares prospectus dated December 19, 2012 for Advisor Class shares and dated July 1, 2012 for all other share classes as supplemented December 19, 2012 (Prospectus), and must be preceded or accompanied by the Prospectus. The changes within this supplement are currently in effect. Remember to review the Prospectus for other important information.

PL Portfolio Optimization Conservative Fund, PL Portfolio Optimization Moderate-Conservative Fund, PL Portfolio Optimization Moderate Fund, PL Portfolio Optimization Moderate-Aggressive Fund and PL Portfolio Optimization Aggressive Fund (each a “PL Portfolio Optimization Fund”):

For each PL Portfolio Optimization Fund, the Advisor Class shares column in the Annual fund operating expenses table and expense Examples (“Fee Tables”) are replaced with the information below. No other information in the Fee Tables changed, including related footnotes.

PL Portfolio Optimization Moderate-Conservative Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Advisor
Management Fee	0.20%
Distribution (12b-1) and/or Service Fees	None
Other Expenses	0.28%
Acquired Funds Fees and Expenses	0.75%
Total Annual Fund Operating Expenses	1.23%
Expense Reimbursement	(0.08%)
Total Annual Fund Operating Expenses after Expense Reimbursement	1.15%

Your expenses (in dollars) if you SELL your shares at the end of each period
Advisor
1 year	$117
3 years	$365
5 years	$651
10 years	$1,466

Your expenses (in dollars) if you DON’T SELL your shares at the end of each period
Advisor
1 year	$117
3 years	$365
5 years	$651
10 years	$1,466

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Your expenses (in dollars) if you SELL your shares at the end of each period
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Your expenses (in dollars) if you DON’T SELL your shares at the end of each period
PL Portfolio Optimization Moderate-Conservative Fund | Class Advisor
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.20%
Distribution (12b-1) and/or Service Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.28%
Acquired Funds Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.75%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.23%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)
Total Annual Fund Operating Expenses after Expense Reimbursement	rr_NetExpensesOverAssets	1.15%
1 year	rr_ExpenseExampleYear01	117
3 years	rr_ExpenseExampleYear03	365
5 years	rr_ExpenseExampleYear05	651
10 years	rr_ExpenseExampleYear10	1,466
1 year	rr_ExpenseExampleNoRedemptionYear01	117
3 years	rr_ExpenseExampleNoRedemptionYear03	365
5 years	rr_ExpenseExampleNoRedemptionYear05	651
10 years	rr_ExpenseExampleNoRedemptionYear10	1,466
PL Portfolio Optimization Moderate Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	plf10_SupplementTextBlock

SUPPLEMENT DATED MARCH 22, 2013

TO THE PROSPECTUS FOR PACIFIC LIFE FUNDS

CLASS A, B, C, I, R AND ADVISOR CLASS SHARES DATED DECEMBER 19, 2012

FOR THE ADVISOR CLASS SHARES AND

JULY 1, 2012 FOR ALL OTHER SHARE CLASSES

This supplement revises the Pacific Life Funds Class A, B, C, I, R and Advisor Shares prospectus dated December 19, 2012 for Advisor Class shares and dated July 1, 2012 for all other share classes as supplemented December 19, 2012 (Prospectus), and must be preceded or accompanied by the Prospectus. The changes within this supplement are currently in effect. Remember to review the Prospectus for other important information.

PL Portfolio Optimization Conservative Fund, PL Portfolio Optimization Moderate-Conservative Fund, PL Portfolio Optimization Moderate Fund, PL Portfolio Optimization Moderate-Aggressive Fund and PL Portfolio Optimization Aggressive Fund (each a “PL Portfolio Optimization Fund”):

For each PL Portfolio Optimization Fund, the Advisor Class shares column in the Annual fund operating expenses table and expense Examples (“Fee Tables”) are replaced with the information below. No other information in the Fee Tables changed, including related footnotes.

PL Portfolio Optimization Moderate Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Advisor
Management Fee	0.20%
Distribution (12b-1) and/or Service Fees	None
Other Expenses	0.27%
Acquired Funds Fees and Expenses	0.80%
Total Annual Fund Operating Expenses	1.27%
Expense Reimbursement	(0.07%)
Total Annual Fund Operating Expenses after Expense Reimbursement	1.20%

Your expenses (in dollars) if you SELL your shares at the end of each period
Advisor
1 year	$122
3 years	$381
5 years	$676
10 years	$1,514

Your expenses (in dollars) if you DON’T SELL your shares at the end of each period
Advisor
1 year	$122
3 years	$381
5 years	$676
10 years	$1,514

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Your expenses (in dollars) if you SELL your shares at the end of each period
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Your expenses (in dollars) if you DON’T SELL your shares at the end of each period
PL Portfolio Optimization Moderate Fund | Class Advisor
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.20%
Distribution (12b-1) and/or Service Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.27%
Acquired Funds Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.80%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.27%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)
Total Annual Fund Operating Expenses after Expense Reimbursement	rr_NetExpensesOverAssets	1.20%
1 year	rr_ExpenseExampleYear01	122
3 years	rr_ExpenseExampleYear03	381
5 years	rr_ExpenseExampleYear05	676
10 years	rr_ExpenseExampleYear10	1,514
1 year	rr_ExpenseExampleNoRedemptionYear01	122
3 years	rr_ExpenseExampleNoRedemptionYear03	381
5 years	rr_ExpenseExampleNoRedemptionYear05	676
10 years	rr_ExpenseExampleNoRedemptionYear10	1,514
PL Portfolio Optimization Moderate-Aggressive Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	plf10_SupplementTextBlock

SUPPLEMENT DATED MARCH 22, 2013

TO THE PROSPECTUS FOR PACIFIC LIFE FUNDS

CLASS A, B, C, I, R AND ADVISOR CLASS SHARES DATED DECEMBER 19, 2012

FOR THE ADVISOR CLASS SHARES AND

JULY 1, 2012 FOR ALL OTHER SHARE CLASSES

This supplement revises the Pacific Life Funds Class A, B, C, I, R and Advisor Shares prospectus dated December 19, 2012 for Advisor Class shares and dated July 1, 2012 for all other share classes as supplemented December 19, 2012 (Prospectus), and must be preceded or accompanied by the Prospectus. The changes within this supplement are currently in effect. Remember to review the Prospectus for other important information.

PL Portfolio Optimization Conservative Fund, PL Portfolio Optimization Moderate-Conservative Fund, PL Portfolio Optimization Moderate Fund, PL Portfolio Optimization Moderate-Aggressive Fund and PL Portfolio Optimization Aggressive Fund (each a “PL Portfolio Optimization Fund”):

For each PL Portfolio Optimization Fund, the Advisor Class shares column in the Annual fund operating expenses table and expense Examples (“Fee Tables”) are replaced with the information below. No other information in the Fee Tables changed, including related footnotes.

PL Portfolio Optimization Moderate-Aggressive Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Advisor
Management fee	0.20%
Distribution (12b-1) and/or Service Fees	None
Other Expenses	0.27%
Acquired Funds Fees and Expenses	0.84%
Total Annual Fund Operating Expenses	1.31%
Expense Reimbursement	(0.07%)
Total Annual Fund Operating Expenses after Expense Reimbursement	1.24%

Your expenses (in dollars) if you SELL your shares at the end of each period
Advisor
1 year	$126
3 years	$393
5 years	$697
10 years	$1,560

Your expenses (in dollars) if you DON’T SELL your shares at the end of each period
Advisor
1 year	$126
3 years	$393
5 years	$697
10 years	$1,560

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Your expenses (in dollars) if you SELL your shares at the end of each period
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Your expenses (in dollars) if you DON’T SELL your shares at the end of each period
PL Portfolio Optimization Moderate-Aggressive Fund | Class Advisor
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.20%
Distribution (12b-1) and/or Service Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.27%
Acquired Funds Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.84%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.31%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)
Total Annual Fund Operating Expenses after Expense Reimbursement	rr_NetExpensesOverAssets	1.24%
1 year	rr_ExpenseExampleYear01	126
3 years	rr_ExpenseExampleYear03	393
5 years	rr_ExpenseExampleYear05	697
10 years	rr_ExpenseExampleYear10	1,560
1 year	rr_ExpenseExampleNoRedemptionYear01	126
3 years	rr_ExpenseExampleNoRedemptionYear03	393
5 years	rr_ExpenseExampleNoRedemptionYear05	697
10 years	rr_ExpenseExampleNoRedemptionYear10	1,560
PL Portfolio Optimization Aggressive Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	plf10_SupplementTextBlock

SUPPLEMENT DATED MARCH 22, 2013

TO THE PROSPECTUS FOR PACIFIC LIFE FUNDS

CLASS A, B, C, I, R AND ADVISOR CLASS SHARES DATED DECEMBER 19, 2012

FOR THE ADVISOR CLASS SHARES AND

JULY 1, 2012 FOR ALL OTHER SHARE CLASSES

This supplement revises the Pacific Life Funds Class A, B, C, I, R and Advisor Shares prospectus dated December 19, 2012 for Advisor Class shares and dated July 1, 2012 for all other share classes as supplemented December 19, 2012 (Prospectus), and must be preceded or accompanied by the Prospectus. The changes within this supplement are currently in effect. Remember to review the Prospectus for other important information.

PL Portfolio Optimization Conservative Fund, PL Portfolio Optimization Moderate-Conservative Fund, PL Portfolio Optimization Moderate Fund, PL Portfolio Optimization Moderate-Aggressive Fund and PL Portfolio Optimization Aggressive Fund (each a “PL Portfolio Optimization Fund”):

For each PL Portfolio Optimization Fund, the Advisor Class shares column in the Annual fund operating expenses table and expense Examples (“Fee Tables”) are replaced with the information below. No other information in the Fee Tables changed, including related footnotes.

PL Portfolio Optimization Aggressive Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Advisor
Management fee	0.20%
Distribution (12b-1) and/or Service Fees	None
Other Expenses	0.29%
Acquired Fund Fees and Expenses	0.87%
Total Annual Fund Operating Expenses	1.36%
Expense Reimbursement	(0.09%)
Total Annual Fund Operating Expenses after Expense Reimbursement	1.27%

Your expenses (in dollars) if you SELL your shares at the end of each period
Advisor
1 year	$129
3 years	$403
5 years	$717
10 years	$1,610

Your expenses (in dollars) if you DON’T SELL your shares at the end of each period
Advisor
1 year	$129
3 years	$403
5 years	$717
10 years	$1,610

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Your expenses (in dollars) if you SELL your shares at the end of each period
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Your expenses (in dollars) if you DON’T SELL your shares at the end of each period
PL Portfolio Optimization Aggressive Fund | Class Advisor
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.20%
Distribution (12b-1) and/or Service Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.29%
Acquired Funds Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.87%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.36%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)
Total Annual Fund Operating Expenses after Expense Reimbursement	rr_NetExpensesOverAssets	1.27%
1 year	rr_ExpenseExampleYear01	129
3 years	rr_ExpenseExampleYear03	403
5 years	rr_ExpenseExampleYear05	717
10 years	rr_ExpenseExampleYear10	1,610
1 year	rr_ExpenseExampleNoRedemptionYear01	129
3 years	rr_ExpenseExampleNoRedemptionYear03	403
5 years	rr_ExpenseExampleNoRedemptionYear05	717
10 years	rr_ExpenseExampleNoRedemptionYear10	1,610